Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cost:
Cost	$ 63,712	$ 64,342
Accumulated depreciation:
Accumulated depreciation	49,254	47,372
Depreciated cost	14,458	16,970
Computers and peripheral equipment [Member]
Cost:
Cost	45,290	43,426
Accumulated depreciation:
Accumulated depreciation	38,770	37,407
Office furniture and equipment [Member]
Cost:
Cost	9,212	10,435
Accumulated depreciation:
Accumulated depreciation	5,741	5,697
Buildings and leasehold improvements [Member]
Cost:
Cost	9,210	10,481
Accumulated depreciation:
Accumulated depreciation	$ 4,743	$ 4,268